                               OPPENHEIMER ZERO COUPON
                                U.S. TREASURIES TRUST
                               SERIES A, B, C, D, E & F

                        ANNUAL REPORT DATED DECEMBER 31, 1996

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A
Independent Auditors' Report

--------------------------------------------------------------------------------

We have audited the accompanying statement of condition, including the related portfolios of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A, as of December 31, 1996 and the related statements of operations and changes in net assets for the years ended December 31, 1996, 1995 and 1994. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A at December 31, 1996, and the results of its operations and changes in its net assets, for the above stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Denver, Colorado

January 20, 1997

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A
Statement of Condition as of December 31, 1996

--------------------------------------------------------------------------------
                                                             2000       2005
                                                            SERIES     SERIES
--------------------------------------------------------------------------------
TRUST PROPERTY
Investment in marketable securities (see Portfolios) . .  $4,145,099  $2,052,324
Cash . . . . . . . . . . . . . . . . . . . . . . . . . .       4,461       6,709
Accrued interest receivable. . . . . . . . . . . . . . .           -         981
                                                          ----------  ----------
              Total trust property . . . . . . . . . . .   4,149,560   2,060,014
LESS LIABILITIES . . . . . . . . . . . . . . . . . . . .       4,461       7,690
                                                          ----------  ----------
NET ASSETS - NOTE 2. . . . . . . . . . . . . . . . . . .  $4,145,099  $2,052,324
                                                          ----------  ----------
                                                          ----------  ----------

UNITS OUTSTANDING. . . . . . . . . . . . . . . . . . . .   5,152,200   3,487,041
                                                          ----------  ----------
                                                          ----------  ----------

UNIT VALUE . . . . . . . . . . . . . . . . . . . . . . .  $   .80453  $   .58856
                                                          ----------  ----------
                                                          ----------  ----------

See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A
Statements of Operations
For the Years Ended December 31, 1996, 1995 and 1994

----------------------------------------------------------------------------------------------------------------------------------
                                                                   2000 Series                         2005 Series
                                                        ----------------------------------   -------------------------------------
                                                           1996        1995        1994        1996         1995         1994
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . . .  $       -   $   1,763   $   3,320   $   1,561    $   1,838    $   1,723
Accretion of original issue discount . . . . . . . . .    317,761     355,702     391,867     144,414      150,094      138,092
Trustee's fees and expenses - Note 3 . . . . . . . . .          -      (1,763)     (3,320)     (1,561)      (1,838)      (1,723)
                                                        ---------   ---------   ---------   ---------    ---------    ---------
Net investment income. . . . . . . . . . . . . . . . .    317,761     355,702     391,867     144,414      150,094      138,092

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions     . . . . .    116,592      88,501     217,516      72,024            -       88,245
Net change in unrealized appreciation
 of investments. . . . . . . . . . . . . . . . . . . .   (343,346)    433,005    (967,987)   (255,826)     435,195     (424,886)
                                                        ---------   ---------   ---------   ---------    ---------    ---------
Net gain (loss) on investments . . . . . . . . . . . .   (226,754)    521,506    (750,471)   (183,802)     435,195     (336,641)
                                                        ---------   ---------   ---------   ---------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS . . . . . . . . . . . . . . . . . . .
     . . . . . . . . . . . . . . . . . . . . . . . . .  $  91,007   $ 877,208   $(358,604)  $ (39,388)   $ 585,289    $(198,549)
                                                        ---------   ---------   ---------   ---------    ---------    ---------
                                                        ---------   ---------   ---------   ---------    ---------    ---------

See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A
Statements of Changes in Net Assets
For the Years Ended December 31, 1996, 1995 and 1994

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 2000 SERIES                              2005 SERIES
                                                   --------------------------------------    --------------------------------------
                                                      1996          1995           1994         1996           1995          1994
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income . . . . . . . . . . . . .  $  317,761    $  355,702    $   391,867   $  144,414     $  150,094   $  138,092
 Realized gain on securities
   transactions  . . . . . . . . . . . . . . . .     116,592        88,501        217,516       72,024              -       88,245
 Net unrealized appreciation (depreciation)
   of investments. . . . . . . . . . . . . . . .    (343,346)      433,005       (967,987)    (255,826)       435,195     (424,886)
                                                  ----------    ----------    -----------   ----------     ----------   ----------
 Net increase (decrease) in net assets
   resulting from operations . . . . . . . . . .      91,007       877,208       (358,604)     (39,388)       585,289     (198,549)

CAPITAL SHARE
  TRANSACTIONS - Note 4
 Issuance of Units . . . . . . . . . . . . . . .           -       201,027              -            -        203,754      101,879
 Redemption of Units . . . . . . . . . . . . . .    (893,602)     (734,385)    (1,274,581)    (388,586)             -     (559,832)
                                                  ----------    ----------    -----------   ----------     ----------   ----------
 Net increase (decrease) in
   net assets. . . . . . . . . . . . . . . . . .    (802,595)      343,850     (1,633,185)    (427,974)       789,043     (656,502)

NET ASSETS:
 Beginning of period . . . . . . . . . . . . . .  $4,947,694    $4,603,844    $ 6,237,029   $2,480,298     $1,691,255   $2,347,757
                                                  ----------    ----------    -----------   ----------     ----------   ----------
 End of period . . . . . . . . . . . . . . . . .  $4,145,099    $4,947,694    $ 4,603,844   $2,052,324     $2,480,298   $1,691,255
                                                  ----------    ----------    -----------   ----------     ----------   ----------
                                                  ----------    ----------    -----------   ----------     ----------   ----------

See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A
Notes to Financial Statements
For the Years Ended December 31, 1996, 1995 and 1994

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's sponsor is Oppenheimer Funds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities have been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.


2. NET CAPITAL

                                                                                     DECEMBER 31,
                                                                      ----------------------------------------
                                                                         1996            1995           1994
2000 SERIES                                                              ----            ----           ----
-----------
Cost of 5,152,200, 6,317,200 and 7,078,028 Units, respectively . . .  $2,250,437      $2,646,690    $2,813,369
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . .       7,933          14,678        19,997
                                                                      ----------      ----------    ----------
Net amount applicable to certificateholders. . . . . . . . . . . . .   2,242,504       2,632,012     2,793,372

Accretion of original issue discount . . . . . . . . . . . . . . . .   1,578,336       1,648,079     1,575,873
Net unrealized appreciation of investments . . . . . . . . . . . . .     324,259         667,604       234,599
                                                                      ----------      ----------    ----------
Net capital applicable to certificateholders . . . . . . . . . . . .  $4,145,099      $4,947,694    $4,603,844
                                                                      ----------      ----------    ----------
                                                                      ----------      ----------    ----------
2005 SERIES
-----------
Cost of 3,487,041, 4,190,859 and 3,768,568 Units, respectively . . .  $1,100,352      $1,297,142    $1,090,285
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . .      18,214          24,133        21,030
                                                                      ----------      ----------    ----------
Net amount applicable to certificateholders. . . . . . . . . . . . .   1,082,138       1,273,009     1,069,255

Accretion of original issue discount . . . . . . . . . . . . . . . .     642,196         623,473       473,379
Net unrealized appreciation of investments . . . . . . . . . . . . .     327,990         583,816       148,621
                                                                      ----------      ----------    ----------
Net capital applicable to certificateholders . . . . . . . . . . . .  $2,052,324      $2,480,298    $1,691,255
                                                                      ----------      ----------    ----------
                                                                      ----------      ----------    ----------

3. EXPENSES

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A
Notes to Financial Statements
For the Years Ended December 31, 1996, 1995 and 1994 (Concluded)

--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

ISSUANCE

Additional Units were issued by the Fund during the years ended December 31, 1996, 1995, and 1994 as follows:

SERIES                                  1996          1995          1994
------                                  ----          ----          ----
 2000 . . . . . . . . . . . . . . .        -         278,488             -
 2005 . . . . . . . . . . . . . . .        -         422,291       226,227

REDEMPTION

During 1996, 1995 and 1994, the Sponsor elected to redeem Units of the Fund as follows:

SERIES                                  1996         1995           1994
------                                  ----         ----           ----
 2000 . . . . . . . . . . . . . . .  1,165,000     1,039,316     1,885,075
 2005 . . . . . . . . . . . . . . .    703,818             -     1,186,437

The total proceeds were remitted to the Sponsor.

5. INCOME TAXES

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1996, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6. DISTRIBUTIONS

It is anticipated that each Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A
Portfolios as of December 31, 1996

------------------------------------------------------------------------------------------------------
SERIES NO. AND                       COUPON                      FACE         ADJUSTED
TITLE OF SECURITIES                   RATES     MATURITIES      AMOUNT          COST         VALUE (*)
------------------------------------------------------------------------------------------------------
2000 SERIES
-----------
 Stripped Treasury Securities. . .       0%       8-15-00     $5,152,200     $3,820,840     $4,145,099
                                                              ----------     ----------     ----------
                                                              ----------     ----------     ----------

2005 SERIES
 Stripped Treasury Securities. . .       0%       5-15-05     $3,468,125     $1,707,394     $2,032,356
 U.S. Treasury Notes . . . . . . .    8.25%       5-15-05         18,916         16,940         19,968
                                                              ----------     ----------     ----------

   Total . . . . . . . . . . . . .                            $3,487,041     $1,724,334     $2,052,324
                                                              ----------     ----------     ----------
                                                              ----------     ----------     ----------

_____________
(*) The aggregate values based on offering side evaluations at December 31, 1996 were as follows:

                             SERIES            AMOUNT
                             ------            ------
                              2000           4,150,927
                              2005           2,058,936

See Notes to Financial Statements.

INVESTMENT SUMMARY OF SERIES A+
as of December 31, 1996

--------------------------------------------------------------------------------

Series A is a series unit investment trust consisting of nine separate series, each with its own portfolio. At December 31, 1996 there are two series which are still outstanding; these are the 2000 Series and the 2005 Series, designated for the maturities of their underlying Portfolios (see Portfolios herein).

                                                                           2000              2005
                                                                          SERIES            SERIES
-----------------------------------------------------------------------------------------------------
FACE AMOUNT OF SECURITIES. . . . . . . . . . . . . . . . . . . . . .  $  5,152,200      $  3,487,041
NUMBER OF UNITS. . . . . . . . . . . . . . . . . . . . . . . . . . .     5,152,200         3,487,041

FRACTIONAL UNDIVIDED INTEREST IN FUND REPRESENTED BY EACH UNIT . . .   1/5,152,200 th    1/3,487,041 st
OFFERING PRICE PER 1,000 UNITS***
 Aggregate offering side evaluation of Securities in Fund* . . . . .  $  4,150,927      $  2,058,936
                                                                      ------------      ------------
 Divided by number of Units times 1,000. . . . . . . . . . . . . . .  $     805.66      $     590.45
 Plus the applicable transaction charge**. . . . . . . . . . . . . .          6.04              8.86
                                                                      ------------      ------------
 Offering Price per 1,000 Units. . . . . . . . . . . . . . . . . . .  $     811.70      $     599.31
                                                                      ------------      ------------
                                                                      ------------      ------------
SPONSOR'S REPURCHASE PRICE PER 1,000 UNITS (based on offering
 side evaluation of underlying Securities) . . . . . . . . . . . . .  $     805.66      $     590.45
REDEMPTION PRICE PER 1,000 UNITS (based on bid side evaluation
  of underlying Securities)****. . . . . . . . . . . . . . . . . . .  $     804.53      $     588.56
CALCULATION OF ESTIMATED NET ANNUAL INTEREST INCOME PER 1,000
 UNITS RECEIVED IN CASH BY THE FUND
 Gross annual income per 1,000 Units . . . . . . . . . . . . . . . .  $       0.45      $       0.45
 Less estimated annual expense per 1,000 Units . . . . . . . . . . .          0.45              0.45
                                                                      ------------      ------------
 Net annual income per 1,000 Units . . . . . . . . . . . . . . . . .  $       0.00      $       0.00
                                                                      ------------      ------------
                                                                      ------------      ------------
DISTRIBUTIONS
 Distributions will be made on the first business day
 following the maturity of each Security in a Series
 to holders of record on the business day immediately
 preceding the date of such distribution.
TRUSTEE'S ANNUAL FEE
 Per $1,000 face amount of underlying Securities (see
 Expenses and Charges) . . . . . . . . . . . . . . . . . . . . . . .  $       0.35           $           0.35
EVALUATOR'S FEE FOR EACH EVALUATION
 $.35 for each issue of underlying Securities.
 Treating separate maturities as separate issues.
EVALUATION TIME
 3:30 P.M. New York Time
MANDATORY TERMINATION DATE
 January 1, 2035
MINIMUM VALUE OF FUND
 Trust Indenture may be terminated with respect to any
 Series if the value of that Series is less than 40% of
 the face amount of Securities.

______________
+ The Indenture was signed and the initial deposit was made as of March 20, 1985.
* The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.
** The transaction charges currently applicable to the 2000 Series and the 2005 Series are .75% and 1.50% of their respective offering prices per 1,000 Units (.756% and 1.523%, respectively, of the net amount invested in Securities).
*** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000 and multiplying by the number of Units.
**** Figures shown are $7.17 and $10.75 less than the Offering Price per 1,000 Units and $1.13 and $1.89 less than the Sponsor's Repurchase Price per 1,000 Units with respect to the 2000 Series and the 2005 Series, respectively.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Independent Auditors' Report

-------------------------------------------------------------------------------

We have audited the accompanying statement of condition, including the related portfolios of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series B, as of December 31, 1996 and the related statements of operations and changes in net assets for the years ended December 31, 1996, 1995 and 1994. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series B at December 31, 1996 and the results of its operations and changes in its net assets for the above stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Denver, Colorado

January 20, 1997

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Statement  of Condition as of December 31, 1996

-------------------------------------------------------------------------------
                                                                        2006
                                                                       SERIES
-------------------------------------------------------------------------------

TRUST PROPERTY
Investment in marketable securities (see Portfolios). . . . . . .    $1,478,973
Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,744
Accrued interest receivable . . . . . . . . . . . . . . . . . . .           447
                                                                     ----------
    Total trust property. . . . . . . . . . . . . . . . . . . . .     1,484,164
LESS LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . . .         5,191
                                                                     ----------
NET ASSETS - Note 2 . . . . . . . . . . . . . . . . . . . . . . .    $1,478,973
                                                                     ----------
                                                                     ----------
UNITS OUTSTANDING . . . . . . . . . . . . . . . . . . . . . . . .    2,643,020
                                                                     ----------
                                                                     ----------
UNIT VALUE. . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   .55958
                                                                     ----------
                                                                     ----------
See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Statements of Operations
For the Years Ended December 31, 1996, 1995 and 1994

-------------------------------------------------------------------------------

                                                          1996 SERIES
                                                 ------------------------------
                                                  1996       1995      1994
-------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . $     -   $    783  $     896
Accretion of original issue discount . . . . . .  19,535    148,374    137,229
Trustee's fees and expenses - Note 3 . . . . . .       -       (783)      (896)
                                                 -------   --------  ---------
Net investment income. . . . . . . . . . . . . .  19,535    148,374    137,229

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Realized gain on securities transactions . . . .   7,297          -          -

Net change in unrealized appreciation
 of investments. . . . . . . . . . . . . . . . .  (7,297)    (1,121)  (120,896)
                                                 -------   --------  ---------
Net gain (loss) on investments . . . . . . . . .       0     (1,121)  (120,896)
                                                 -------   --------  ---------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS . . . . . . . . . . . . . . . . $19,535   $147,253  $  16,333
                                                 -------   --------  ---------
                                                 -------   --------  ---------

                                                           2006 SERIES
                                                 ------------------------------
                                                    1996      1995        1994
-------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . $  1,185   $  1,181  $   1,254
Accretion of original issue discount . . . . . .   98,763     90,865     90,387
Trustee's fees and expenses - Note 3 . . . . . .   (1,185)    (1,181)    (1,254)
                                                 -------   --------  ---------
Net investment income. . . . . . . . . . . . . .   98,763     90,865     90,387

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Realized gain on securities transactions . . . .        -      1,973     41,479

et change in unrealized appreciation
 of investments. . . . . . . . . . . . . . . . .  (91,757)   281,043   (253,202)
                                                 -------   --------  ---------
Net gain (loss) on investments . . . . . . . . .  (91,757)   283,016   (211,723)
                                                 -------   --------  ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS . . . . . . . . . . . . . . . . $  7,006   $373,881  $(121,336)
                                                 -------   --------  ---------
                                                 -------   --------  ---------
See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Statements of Changes in Net Assets
For the Years Ended December 31, 1996, 1995 and 1994

-------------------------------------------------------------------------------
                                                      1996 SERIES
                                          -------------------------------------
                                              1996        1995       1994
-------------------------------------------------------------------------------
OPERATIONS:
  Net investment income . . . . . . . . . $    19,535  $  148,374  $  137,229
  Realized gain on securities
   transactions . . . . . . . . . . . . .       7,297           -           -
  Net unrealized appreciation
   (depreciation) of investments. . . . .      (7,297)     (1,121)   (120,896)
                                          -----------  ----------  ----------
  Net increase in net assets resulting
   from operations. . . . . . . . . . . .      19,535     147,253      16,333

CAPITAL SHARE
 TRANSACTIONS - Note 4
  Redemption of Units . . . . . . . . . .  (2,003,580)     (8,970)          -
                                          -----------  ----------  ----------

  Net increase (decrease) in
   net assets . . . . . . . . . . . . . .  (1,984,045)    138,283      16,333

NET ASSETS:
  Beginning of period . . . . . . . . . .   1,984,045   1,845,762   1,829,429
                                          -----------  ----------  ----------

  End of period . . . . . . . . . . . . . $         0  $1,984,045  $1,845,762
                                          -----------  ----------  ----------
                                          -----------  ----------  ----------

                                                       2006 SERIES
                                          -----------------------------------
                                              1996         1995         1994
-----------------------------------------------------------------------------
OPERATIONS:
  Net investment income . . . . . . . . . $    98,763  $   90,865  $   90,387
  Realized gain on securities
   transactions . . . . . . . . . . . . .           -       1,973      41,479
  Net unrealized appreciation
   (depreciation) of investments. . . . .     (91,757)    281,043    (253,202)
                                          -----------  ----------  ----------
  Net increase (decrease) in net assets
   resulting from operations. . . . . . .       7,006     373,881    (121,336)

CAPITAL SHARE
 TRANSACTIONS - Note 4
  Redemption of Units . . . . . . . . . .           -     (16,208)   (244,993)
                                          -----------  ----------  ----------
  Net increase (decrease) in net
   assets . . . . . . . . . . . . . . . .       7,006     357,673    (366,329)

NET ASSETS:
  Beginning of period . . . . . . . . . .   1,471,967   1,114,294   1,480,623
                                          -----------  ----------  ----------
  End of period . . . . . . . . . . . . .  $1,478,973  $1,471,967  $1,114,294
                                          -----------  ----------  ----------
                                          -----------  ----------  ----------

See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Notes to Financial Statements
For the Years Ended December 31, 1996, 1995 and 1994

-------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's sponsor is Oppenheimer Funds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities have been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

2. NET CAPITAL
                                                       DECEMBER 31,
                                           --------------------------------
                                           1996           1995         1994
                                           ----           ----         ----
1996 SERIES
Cost of 1,996,283 and 2,004,095 Units,
 respectively. . . . . . . . . . . . .                 $  982,265   $  991,255
Less sales charge. . . . . . . . . . .                     15,989       16,008
                                                       ----------   ----------
Net amount applicable to
 certificateholders. . . . . . . . . .                    966,276      975,247
Accretion of original issue
 discount. . . . . . . . . . . . . . .                  1,010,472      862,097
Net unrealized appreciation of
 investments . . . . . . . . . . . . .                      7,297        8,418
                                                       ----------   ----------
Net capital applicable to
 certificateholders. . . . . . . . . .                 $1,984,045   $1,845,762
                                                       ----------   ----------
                                                       ----------   ----------
2006 SERIES
Cost of 2,643,020, 2,643,019 and
 2,678,166 Units, respectively . . . .   $  764,716    $  764,716   $  775,044
Less sales charge. . . . . . . . . . .        7,419         7,419        7,664
                                         ----------    ----------   ----------
Net amount applicable to
 certificateholders. . . . . . . . . .      757,297       757,297      767,380
Accretion of original issue discount .      476,710       377,947      291,234
Net unrealized appreciation of
 investments . . . . . . . . . . . . .      244,966       336,723       55,680
                                         ----------    ----------   ----------
Net capital applicable to
 certificateholders. . . . . . . . . .   $1,478,973    $1,471,967   $1,114,294
                                         ----------    ----------   ----------
                                         ----------    ----------   ----------

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Notes to Financial Statements
For the Years Ended December 31, 1996, 1995 and 1994 (Concluded)

-------------------------------------------------------------------------------

3. EXPENSES

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

4. CAPITAL SHARE TRANSACTIONS

REDEMPTION

During 1996, 1995 and 1994, the Sponsor elected to redeem units of the Fund as follows:

                                             1996       1995       1994
                                             ----       ----       ----
   1996. . . . . . . . . . . . . . . . . .     -        7,812           -
   2006. . . . . . . . . . . . . . . . . .     -       35,147     542,260

The total proceeds were remitted to the Sponsor.

5. INCOME TAXES

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1996, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6. DISTRIBUTIONS

It is anticipated that each Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing. In February of 1996, Series 1996 matured and distributions of $1,996,283 were made.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Portfolios as of December 31, 1996

------------------------------------------------------------------------------------------------
SERIES NO. AND                           COUPON                  FACE      ADJUSTED
TITLE OF SECURITIES                       RATES   MATURITIES    AMOUNT       COST      VALUE (*)
------------------------------------------------------------------------------------------------
2006 SERIES
 Stripped Treasury Securities. . . . .        0%    2-15-06   $2,632,000   $1,220,804  $1,464,840
 U.S. Treasury Notes . . . . . . . . .    10.75%    8-15-05       11,020       13,203      14,133
                                                              ----------   ----------  ----------
   Total . . . . . . . . . . . . . . .                        $2,643,020   $1,234,007  $1,478,973
                                                              ----------   ----------  ----------
                                                              ----------   ----------  ----------

_________________________
(*) The aggregate values based on offering side evaluations at December 31, 1996 were as follows:

           SERIES                                   AMOUNT
           ------                                   ------
           2006. . . . . . . . . . . . . . . . .   1,484,165

See Notes to Financial Statements.

INVESTMENT SUMMARY OF SERIES B+
as of December 31, 1996

------------------------------------------------------------------------------
Series B is a series unit investment trust consisting of three separate series, each with its own portfolio. As of December 31, 1996, there is one series which is still outstanding; this is the 2006 Series designated for the maturities of its underlying Portfolios. (See Portfolios herein).
------------------------------------------------------------------------------
                                                                    2006
                                                                   SERIES

------------------------------------------------------------------------------
FACE AMOUNT OF SECURITIES. . . . . . . . . . . . . . . . . . .  $ 2,643,020
NUMBER OF UNITS. . . . . . . . . . . . . . . . . . . . . . . .    2,643,020
FRACTIONAL UNDIVIDED INTEREST IN FUND REPRESENTED BY EACH
 UNIT. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1/2,643,020 th
OFFERING PRICE PER 1,000 UNITS***
   Aggregate offering side evaluation of Securities in Fund* .  $ 1,484,165
                                                                -----------
   Divided by number of Units times 1,000. . . . . . . . . . .  $    561.54
   Plus the applicable transaction charge**. . . . . . . . . .         8.42
                                                                -----------
   Offering Price per 1,000 Units. . . . . . . . . . . . . . .  $    569.96
                                                                -----------
                                                                -----------

SPONSOR'S REPURCHASE PRICE PER 1,000 UNITS (based on
 offering side evaluation of underlying Securities). . . . . .  $    561.54
REDEMPTION PRICE PER 1,000 UNITS (based on bid side
 evaluation of underlying Securities)****. . . . . . . . . . .  $    559.58
CALCULATION OF ESTIMATED NET ANNUAL INTEREST INCOME PER 1,000
 UNITS RECEIVED IN CASH BY THE FUND
     Gross annual income per 1,000 Units . . . . . . . . . . .  $      0.45
     Less estimated annual expense per 1,000 Units . . . . . .         0.45
                                                                -----------
     Net annual income per 1,000 Units . . . . . . . . . . . .  $      0.00
                                                                -----------
                                                                -----------

DISTRIBUTIONS
   Distributions will be made on the first business day
    following the maturity of each Security in a Series to
    holders of record on the business day immediately
    preceding the date of such distribution.
TRUSTEE'S ANNUAL FEE
   Per $1,000 face amount of underlying Securities (see
    Expenses and Charges)                                       $      0.35
EVALUATOR'S FEE FOR EACH EVALUATION
   $.35 for each issue of underlying Securities.
   Treating separate maturities as separate issues.
EVALUATION TIME
   3:30 P.M. New York Time
MANDATORY TERMINATION DATE
   January 1, 2036
MINIMUM VALUE OF FUND
   Trust Indenture may be terminated with respect to any Series if the value of that Series is less than 40% of the face amount of Securities.

________________
   + The Indenture was signed and the initial deposit was made as of
     January 27, 1986.
   * The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.
  ** The transaction charge currently applicable to the 2006 Series is 1.50% of its respective Offering Price per 1,000 Units (1.523% of the net amount invested in Securities).
 *** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series
     (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charges described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000 and multiplying by the number of Units.
**** Figure shown is $10.38 less than the Offering Price per 1,000 Units and $1.96 less than the Sponsor's Repurchase Price per 1,000 Units, with respect to the 2006 Series.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Independent Auditors' Report

-------------------------------------------------------------------------------

We have audited the accompanying statement of condition, including the related portfolios of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series C, as of December 31, 1996 and the related statements of operations and changes in net assets for the years ended December 31, 1996, 1995 and 1994. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series C at December 31, 1996 and the results of its operations and changes in its net assets, for the above stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Denver, Colorado

January 20, 1997

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Statement of Condition as of December 31, 1996

-----------------------------------------------------------------------------------------------------------------
                                                                                      1997           2007
                                                                                     SERIES         SERIES
-----------------------------------------------------------------------------------------------------------------
TRUST PROPERTY
Investment in marketable securities (see Portfolios) . . . . . . . . . . . . .     $ 2,674,889    $   478,398
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,080            825
Accrued interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . .               0            358
                                                                                   -----------    -----------
   Total trust property. . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,678,969        479,581
LESS LIABILITIES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,080          1,183
                                                                                   -----------    -----------
NET ASSETS - Note 2. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $2,674,889    $   478,398
                                                                                   -----------    -----------
UNITS OUTSTANDING. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,765,000        915,373
                                                                                   -----------    -----------
                                                                                   -----------    -----------
UNIT VALUE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   .96741    $    .52263
                                                                                   -----------    -----------
                                                                                   -----------    -----------
See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Statements of Operations
For the Years Ended December 31, 1996, 1995 and 1994

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  1997 SERIES
                                                                                   ----------------------------------------
                                                                                      1996           1995          1994
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,088     $    1,327    $     1,468
Accretion of original issue discount . . . . . . . . . . . . . . . . . . . . .        219,042        218,320        236,747
Trustee's fees and expenses - Note 3 . . . . . . . . . . . . . . . . . . . . .         (1,088)        (1,327)        (1,468)
                                                                                   ----------     ----------    -----------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        219,042        218,320        236,747
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions . . . . . . . . . . . . . . . . . . .          8,809         16,984         80,455
Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (94,228)        84,363       (380,389)
                                                                                   ----------     ----------    -----------
Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . .        (85,419)       101,347       (299,934)
                                                                                   ----------     ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $133,623     $  319,667      $ (63,187)
                                                                                   ----------     ----------    -----------
                                                                                   ----------     ----------    -----------
                                                                                                  2007 SERIES
                                                                                   ----------------------------------------
                                                                                      1996           1995          1994
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $      410    $       409     $      441
Accretion of original issue discount . . . . . . . . . . . . . . . . . . . . .         31,440         28,781         33,681
Trustee's fees and expenses - Note 3 . . . . . . . . . . . . . . . . . . . . .           (410)          (409)          (441)
                                                                                   ----------     ----------    -----------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         31,440         28,781         33,681
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions . . . . . . . . . . . . . . . . . . .              -              -         26,271
Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (30,182)        97,101       (116,237)
                                                                                   ----------     ----------    -----------
Net gain (loss) on Investments . . . . . . . . . . . . . . . . . . . . . . . .        (30,182)        97,101        (89,966)
                                                                                   ----------     ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   1,258       $ 125,882      $(56,285)
                                                                                   ----------     ----------    -----------
                                                                                   ----------     ----------    -----------
See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Statements of Changes in Net Assets
For the Years Ended December 31, 1996 1995 and 1994

---------------------------------------------------------------------------------------------------------------------------
                                                                                                 1997 SERIES
                                                                                   ----------------------------------------
                                                                                      1996           1995          1994
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   219,042    $   218,320    $   236,747
 Realized gain on securities transactions. . . . . . . . . . . . . . . . . . .          8,809         16,984         80,455
 Net unrealized appreciation (depreciation) of investments . . . . . . . . . .        (94,228)        84,363       (380,389)
                                                                                  -----------    -----------    -----------
 Net increase ( decrease) in net assets resulting from operations. . . . . . .        133,623        319,667        (63,187)
CAPITAL SHARE
  TRANSACTIONS - Note 4
 Redemption of Units . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (194,656)      (272,007)      (679,914)
                                                                                  -----------    -----------    -----------
 Net increase (decrease) in
       net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (61,033)        47,660       (743,101)
 NET ASSETS:
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,735,922      2,688,262      3,431,363
                                                                                  -----------    -----------    -----------
   End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $2,674,889     $2,735,922     $2,688,262
                                                                                  -----------    -----------    -----------
                                                                                  -----------    -----------    -----------

                                                                                                  2007 SERIES
                                                                                   ----------------------------------------
                                                                                      1996           1995          1994
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   31,440    $    28,781    $    33,681
 Realized gain on securities transactions. . . . . . . . . . . . . . . . . . .             -               -         26,271
 Net unrealized appreciation (depreciation) of investments . . . . . . . . . .        (30,182)        97,101       (116,237)
                                                                                  -----------    -----------    -----------
 Net increase (decrease) in net assets resulting from operations . . . . . . .          1,258        125,882        (56,285)
CAPITAL SHARE
  TRANSACTIONS - Note 4
  Issuance of Units. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             -               -         80,117
  Redemption of Units. . . . . . . . . . . . . . . . . . . . . . . . . . . . .             -               -       (300,198)
                                                                                  -----------    -----------    -----------
  Net increase (decrease) in
    net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,258        125,882       (276,366)
NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        477,140        351,258        627,624
                                                                                  -----------    -----------    -----------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 478,398      $ 477,140      $ 351,258
                                                                                  -----------    -----------    -----------
                                                                                  -----------    -----------    -----------
See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Notes to Financial Statements
For the Years Ended December 31, 1996, 1995 and 1994
-------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's Sponsor is Oppenheimer Funds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

2. NET CAPITAL

                                                                                                  DECEMBER 31,
                                                                                   ----------------------------------------
                                                                                      1996           1995          1994
                                                                                      ----           ----          ----
1997 SERIES
Cost of 2,765,000, 2,973,342 and 3,290,297 Units,
  respectively . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $1,403,155     $1,501,215     $1,632,479
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          16,318         16,801         18,167
                                                                                    ----------     ----------     ----------
Net amount applicable to certificateholders. . . . . . . . . . . . . . . . . .       1,386,837      1,484,414      1,614,312
Accretion of original issue discount . . . . . . . . . . . . . . . . . . . . .       1,234,616      1,103,843      1,010,649
Net unrealized appreciation of investments . . . . . . . . . . . . . . . . . .          53,436        147,664         63,301
                                                                                    ----------     ----------     ----------
Net capital applicable to certificateholders . . . . . . . . . . . . . . . . .      $2,674,889     $2,735,922     $2,688,262
                                                                                    ----------     ----------     ----------
                                                                                    ----------     ----------     ----------
2007 SERIES
Cost of 915,373 Units, . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   215,892    $   215,892      $ 215,892
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,175          6,175          6,175
                                                                                    ----------     ----------     ----------
Net amount applicable to certificateholders. . . . . . . . . . . . . . . . . .         209,717        209,717        209,717
Accretion of original issue discount . . . . . . . . . . . . . . . . . . . . .         178,914        147,474        118,693
Net unrealized appreciation of investments . . . . . . . . . . . . . . . . . .          89,767        119,949         22,848
                                                                                    ----------     ----------     ----------
Net capital applicable to certificateholders . . . . . . . . . . . . . . . . .     $   478,398   $    477,140    $   351,258
                                                                                    ----------     ----------     ----------
                                                                                    ----------     ----------     ----------

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Notes to Financial Statements
For the Years Ended December 31, 1996, 1995 and 1994 (Concluded)
-------------------------------------------------------------------------------

3. EXPENSES

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

4. CAPITAL SHARE TRANSACTIONS

ISSUANCE

Additional Units were issued by the Fund during the periods ended December 31, 1996, 1995 and 1994 as follows:

                                               1996      1995      1994
                                               ----      ----      ----
   2007. . . . . . . . . . . . . . . . .          -         -    214,022

REDEMPTION

During 1996, 1995 and 1994, the Sponsor elected to redeem Units of the Fund as follows:

                                               1996      1995       1994
                                               ----      ----       ----
   1997. . . . . . . . . . . . . . . . .    208,342   316,955    815,028
   2007. . . . . . . . . . . . . . . . .          -         -    775,706

The total proceeds were remitted to the Sponsor.

5. INCOME TAXES

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1996, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6. DISTRIBUTIONS

It is anticipated that each Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Portfolios as of December 31, 1996

---------------------------------------------------------------------------------------------------------------------------------
SERIES NO. AND                                                     COUPON                   FACE        ADJUSTED
TITLE OF SECURITIES                                                RATES    MATURITIES     AMOUNT         COST         VALUE (*)
---------------------------------------------------------------------------------------------------------------------------------
1997 SERIES
 Stripped Treasury Securities. . . . . . . . . . . . . . . . .           0%    8-15-97   $2,765,000     $2,621,453     $2,674,889
2007 SERIES                                                                              ----------     ----------     ----------
 Stripped Treasury Securities. . . . . . . . . . . . . . . . .           0%    2-15-07   $  911,000     $  383,513     $  473,137
 U.S. Treasury Notes . . . . . . . . . . . . . . . . . . . . .       9.375%    2-15-06        4,373          5,118          5,261
                                                                                         ----------     ----------     ----------
   Total . . . . . . . . . . . . . . . . . . . . . . . . . . .                           $  915,373     $  388,631     $  478,398
                                                                                         ----------     ----------     ----------
                                                                                         ----------     ----------     ----------

----------------------
(*) The aggregate values based on offering side evaluations at December 31, 1996 were as follows:

     SERIES                                                     AMOUNT
     ------                                                     ------
     1997. . . . . . . . . . . . . . . . . . . . . . . . .    $2,675,533
     2007. . . . . . . . . . . . . . . . . . . . . . . . .       480,258
See Notes to Financial Statements.

INVESTMENT SUMMARY OF SERIES C+
As of December 31, 1996

-------------------------------------------------------------------------------
Series C is a series unit investment trust consisting of two separate series, each with its own portfolio. These are the 1997 Series and the 2007 Series, designated for the maturities of their underlying Portfolios (see Portfolios herein).

                                                                                                   1997           2007
                                                                                                  SERIES         SERIES
--------------------------------------------------------------------------------------------------------------------------
FACE AMOUNT OF SECURITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  2,765,000   $   915,373
NUMBER OF UNITS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,765,000       915,373
FRACTIONAL UNDIVIDED INTEREST IN FUND REPRESENTED BY EACH UNIT . . . . . . . . . . . . . .      1/2,765,000 th  1/915,373 rd
OFFERING PRICE PER 1,000 UNITS***
 Aggregate offering side evaluation of Securities in Fund* . . . . . . . . . . . . . . . .     $  2,675,533   $   480,258
                                                                                               ------------   -----------
 Divided by number of Units times 1,000. . . . . . . . . . . . . . . . . . . . . . . . . .     $     967.64   $    524.66
 Plus the applicable transaction charge**. . . . . . . . . . . . . . . . . . . . . . . . .             2.42          7.87
                                                                                               ------------   -----------
 Offering Price per 1,000 Units. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     970.06   $    532.53
                                                                                               ------------   -----------
                                                                                               ------------   -----------
SPONSOR'S REPURCHASE PRICE PER 1,000 UNITS (based on offering side evaluation of
  underlying Securities) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     967.64   $    524.66
REDEMPTION PRICE PER 1,000 UNITS (based on bid side evaluation of underlying
  Securities)****. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     967.41   $    522.63
CALCULATION OF ESTIMATED NET ANNUAL INTEREST INCOME PER 1,000 UNITS RECEIVED IN
  CASH BY THE FUND
 Gross annual income per 1,000 Units . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       0.45   $      0.45
 Less estimated annual expense per 1,000 Units . . . . . . . . . . . . . . . . . . . . . .             0.45          0.45
                                                                                               ------------   -----------
 Net annual income per 1,000 Units . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       0.00   $      0.00
                                                                                               ------------   -----------
                                                                                               ------------   -----------
DISTRIBUTIONS
 Distributions will be made on the first business day following the maturity of each
   Security in a Series to holders of record on the business day immediately preceding the date of such distribution.
TRUSTEE'S ANNUAL FEE
 Per $1,000 face amount of underlying Securities (see Expenses and Charges). . . . . . . .     $       0.35   $      0.35
EVALUATOR'S FEE FOR EACH EVALUATION
 $.35 for each issue of underlying Securities.
   Treating separate maturities as separate issues.
EVALUATION TIME
 3:30 P.M. New York Time
MANDATORY TERMINATION DATE
 January 1, 2037
MINIMUM VALUE OF FUND
 Trust Indenture may be terminated with respect to any Series if the value of that Series is less than 40% of the face amount of Securities.

--------------------------
 + The Indenture was signed and the initial deposit was made as of April 21, 1987.
 * The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.
 ** The transaction charges currently applicable to the 1997 Series and the 2007 Series, are .25% and 1.50% of their respective Offering Prices per 1,000 Units (.251% and 1.523%, respectively, of the net amount invested in Securities).
 *** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series
      (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000 and multiplying by the number of Units.
 **** Figures shown are $2.65 and $9.90 less then the Offering Price per 1,000
      Units and $.23 and $2.03 less than the Sponsor's Repurchase Price per 1,000 Units, with respect to the 1997 Series and the 2007 Series respectively.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Independent Auditors' Report

--------------------------------------------------------------------------------

We have audited the accompanying statement of condition, including the related portfolios of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series D, as of December 31, 1996 and the related statements of operations and changes in net assets for the years ended December 31, 1996, 1995 and 1994. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series D at December 31, 1996 and the results of its operations and changes in its net assets, for the above stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Denver, Colorado

January 20, 1997

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Statement of Condition as of December 31, 1996

---------------------------------------------------------------------------
                                               1998           2008
                                              SERIES         SERIES
---------------------------------------------------------------------------
TRUST PROPERTY
Investment in marketable securities
  (see Portfolios) . . . . . . . . . . .    $  938,916     $  473,713
Cash . . . . . . . . . . . . . . . . . .             -          2,593
Accrued interest receivable. . . . . . .             -             58
                                            ----------     ----------
    Total trust property . . . . . . . .       938,916        476,364
LESS LIABILITIES . . . . . . . . . . . .             -          2,651
                                            ----------     ----------
NET ASSETS-Note 2. . . . . . . . . . . .    $  938,916     $  473,713
                                            ----------     ----------
                                            ----------     ----------
UNITS OUTSTANDING. . . . . . . . . . . .     1,015,000      1,023,236
                                            ----------     ----------
                                            ----------     ----------
UNIT VALUE . . . . . . . . . . . . . . .    $   .92504     $   .46296
                                            ----------     ----------
                                            ----------     ----------

See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Statements of Operations
For the years ended December 31, 1996, 1995, and 1994

----------------------------------------------------------------------------------------
                                                                 1998 SERIES
                                                       ---------------------------------
                                                         1996        1995         1994
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . . . $      -    $    115    $     275
Accretion of original issue discount . . . . . . . . .   49,458      47,098       61,692
Trustee's fees and expenses - Note 3 . . . . . . . . .        -        (115)        (275)
                                                       --------    --------    ---------
Net investment income. . . . . . . . . . . . . . . . .   49,458      47,098       61,692

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions . . . . . . .        -      13,935        9,906

Net change in unrealized appreciation
  of investments . . . . . . . . . . . . . . . . . . .   (8,736)     53,409     (111,726)
                                                       --------    --------    ---------

Net gain (loss) on investments . . . . . . . . . . . .   (8,736)     67,344     (101,820)
                                                       --------    --------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS. . . . . . . . . . . . . . . . . . . $ 40,722    $114,442    $ (40,128)
                                                       --------    --------    ---------
                                                       --------    --------    ---------

                                                                 2008 SERIES
                                                       ---------------------------------
                                                         1996        1995         1994
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . . . $    458    $    457    $     457
Accretion of original issue discount . . . . . . . . .   30,219      27,593       29,937
Trustee's fees and expenses-Note 3 . . . . . . . . . .     (458)       (457)        (457)
                                                       --------    --------    ---------
Net investment income. . . . . . . . . . . . . . . . .   30,219      27,593       29,937

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions . . . . . . .        -           -        7,013

Net change in unrealized appreciation
  of investments . . . . . . . . . . . . . . . . . . .  (42,659)    110,894      (92,900)
                                                       --------    --------    ---------

Net gain (loss) on investments . . . . . . . . . . . .  (42,659)    110,894      (85,887)
                                                       --------    --------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS. . . . . . . . . . . . . . . . . . . $(12,440)   $138,487    $ (55,950)
                                                       --------    --------    ---------
                                                       --------    --------    ---------

See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Statements of Changes In Net Assets
For the years ended December 31, 1996, 1995 and 1994

-----------------------------------------------------------------------------------------
                                                                  1998 SERIES
                                                       ----------------------------------
                                                         1996        1995         1994
-----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . $ 49,458    $  47,098   $   61,692
  Realized gain on securities transactions . . . . . .        -       13,935        9,906
  Net unrealized appreciation (depreciation)
    of investments . . . . . . . . . . . . . . . . . .   (8,736)      53,409     (111,726)
                                                       --------    ---------   ----------
  Net increase (decrease) in net assets
    resulting from operations. . . . . . . . . . . . .   40,722      114,442      (40,128)

CAPITAL SHARE
  TRANSACTIONS - Note 4
    Issuance of Units. . . . . . . . . . . . . . . . .        -      167,820            -
    Redemption of Units. . . . . . . . . . . . . . . .        -     (214,483)    (190,719)
                                                       --------    ---------   ----------
    Net increase (decrease) in
      net assets . . . . . . . . . . . . . . . . . . .   40,722       67,779     (230,847)
                                                       --------    ---------   ----------

   NET ASSETS:
     Beginning of period . . . . . . . . . . . . . . .  898,194      830,415    1,061,262
                                                       --------    ---------   ----------
     End of period . . . . . . . . . . . . . . . . . . $938,916    $ 898,194   $  830,415
                                                       --------    ---------   ----------
                                                       --------    ---------   ----------

                                                                  2008 SERIES
                                                       ----------------------------------
                                                         1996        1995         1994
-----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . $ 30,219    $  27,593   $   29,937
  Realized gain on securities transactions . . . . . .        -            -        7,013
  Net unrealized appreciation (depreciation)
    of investments . . . . . . . . . . . . . . . . . .  (42,659)     110,894      (92,900)
                                                       --------    ---------   ----------
  Net increase (decrease) in net assets
    resulting from operations. . . . . . . . . . . . .  (12,440)     138,487      (55,950)

CAPITAL SHARE
  TRANSACTIONS - Note 4
    Redemption of Units. . . . . . . . . . . . . . . .        -            -      (74,693)
                                                       --------    ---------   ----------
    Net increase (decrease) in
      net assets . . . . . . . . . . . . . . . . . . .  (12,440)     138,487     (130,643)

    NET ASSETS:
     Beginning of period . . . . . . . . . . . . . . .  486,153      347,666      478,309
                                                       --------    ---------   ----------
     End of period . . . . . . . . . . . . . . . . . . $473,713    $ 486,153    $ 347,666
                                                       --------    ---------   ----------
                                                       --------    ---------   ----------

See Notes To Financial Statements

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Notes To Financial Statements
For the years ended December 31, 1996, 1995, and 1994

--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's sponsor is Oppenheimer Funds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

2.  NET CAPITAL

                                                                 DECEMBER 31,
                                                       ------------------------------
                                                         1996       1995       1994
                                                       --------   --------   --------
1998 SERIES
Cost of 1,015,000, 1,015,000 and 1,075,187 Units,
  respectively . . . . . . . . . . . . . . . . . . .   $568,967   $568,967   $518,346
Less sales charge. . . . . . . . . . . . . . . . . .      7,618      7,618      7,952
                                                       --------   --------   --------

Net amount applicable to certificateholders. . . . .    561,349    561,349    510,394
Accretion of original issue discount . . . . . . . .    239,183    189,725    226,310
Net unrealized appreciation of investments . . . . .    138,384    147,120     93,711
                                                       --------   --------   --------

Net capital applicable to certificateholders . . . .   $938,916   $898,194   $830,415
                                                       --------   --------   --------
                                                       --------   --------   --------
2008 SERIES
Cost of 1,023,236, 1,023,236 and 1,023,236 Units,
  respectively . . . . . . . . . . . . . . . . . . .   $192,831   $192,831   $192,831
Less sales charge. . . . . . . . . . . . . . . . . .      5,874      5,874      5,874
                                                       --------   --------   --------

Net amount applicable to certificateholders. . . . .    186,957    186,957    186,957
Accretion of original issue discount . . . . . . . .    175,549    145,330    117,737
Net unrealized appreciation of investments . . . . .    111,207    153,866     42,972
                                                       --------   --------   --------

Net capital applicable to certificateholders . . . .   $473,713   $486,153   $347,666
                                                       --------   --------   --------
                                                       --------   --------   --------

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Notes to Financial Statements
For the years ended December 31, 1996, 1995 and 1994 (Concluded)

--------------------------------------------------------------------------------

3.  EXPENSES

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

4.  CAPITAL SHARE TRANSACTIONS

ISSUANCE
    Additional Units were issued by the Fund during the periods ended December 31, 1996, 1995 and 1994 as follows:

                                                1996      1995      1994
                                                ----    -------   -------
         1998. . . . . . . . . . . . . . . . .     -    201,286       -

REDEMPTION
    During 1996, 1995 and 1994, the Sponsor elected to redeem Units of the Fund as follows:
                                                1996      1995      1994
                                                ----    -------   -------
         1998. . . . . . . . . . . . . . . . .     -    261,473   246,575
         2008. . . . . . . . . . . . . . . . .     -          -   233,193

The total proceeds were remitted to the Sponsor.

5.  INCOME TAXES

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1996, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6.  DISTRIBUTIONS

It is anticipated that each Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Portfolios as of December 31, 1996

--------------------------------------------------------------------------------------------
SERIES NO. AND                      COUPON                   FACE      ADJUSTED
TITLE OF SECURITIES                 RATES    MATURITIES     AMOUNT       COST      VALUE (*)
--------------------------------------------------------------------------------------------
1998 SERIES
  Stripped Treasury Securities. . .    0%      5-15-98    $1,015,000   $800,532    $938,916
                                                          ----------   --------    --------
                                                          ----------   --------    --------
2008 SERIES
  Stripped Treasury Securities. . .    0%     11-15-08    $1,018,000   $357,728    $467,832
  U.S. Treasury Notes . . . . . . . 8.75%     11-15-08         5,236      4,778       5,881
                                                          ----------   --------    --------

  Total . . . . . . . . . . . . . .                       $1,023,236   $362,506    $473,713
                                                          ----------   --------    --------
                                                          ----------   --------    --------

-------------------------
(*) The aggregate values based on offering side evaluations at December 31, 1996 were as follows:

                     SERIES                        AMOUNT
                     ------                       --------
                      1998. . . . . . . . .  . .  $939,415
                      2008. . . . . . . . .  . .   475,870

See Notes to Financial Statements.

INVESTMENT SUMMARY OF SERIES D+
as of December 31, 1996

--------------------------------------------------------------------------------

Series D is a series unit investment trust consisting of two separate series, each with its own portfolio. These are the 1998 Series and 2008 Series, designated for the maturities of their underlying Portfolios (see Portfolios herein).

                                                              1998            2008
                                                             SERIES          SERIES
--------------------------------------------------------------------------------------
FACE AMOUNT OF SECURITIES . . . . . . . . . . . . . . .   $  1,015,000    $  1,023,236
NUMBER OF UNITS . . . . . . . . . . . . . . . . . . . .      1,015,000       1,023,236
FRACTIONAL UNDIVIDED INTEREST IN FUND
  REPRESENTED BY EACH UNIT. . . . . . . . . . . . . . .    1/1,015,000th   1/1,023,236th
OFFERING PRICE PER 1,000 UNITS***
    Aggregate offering side evaluation of
      Securities in Fund* . . . . . . . . . . . . . . .   $    939,415    $    475,870
                                                          ------------    ------------
    Divided by number of Units times 1,000. . . . . . .   $     925.53    $     465.06
    Plus the applicable transaction charge**. . . . . .           4.63            6.98
                                                          ------------    ------------
    Offering Price per 1,000 Units. . . . . . . . . . .   $     930.16    $     472.04
                                                          ------------    ------------
                                                          ------------    ------------

SPONSOR'S REPURCHASE PRICE PER 1,000 UNITS
  (based on offering side evaluation of
  underlying Securities). . . . . . . . . . . . . . . .   $     925.53    $     465.06
REDEMPTION PRICE PER 1,000 UNITS
  (based on bid side evaluation of underlying
  Securities)**** . . . . . . . . . . . . . . . . . . .   $     925.04    $     462.96
CALCULATION OF ESTIMATED NET ANNUAL INTEREST
  INCOME PER 1,000 UNITS RECEIVED IN CASH
  BY THE FUND
    Gross annual income per 1,000 Units . . . . . . . .   $       0.45    $       0.45
    Less estimated annual expense per 1,000 Units . . .           0.45            0.45
                                                          ------------    ------------
    Net annual income per 1,000 Units . . . . . . . . .   $       0.00    $       0.00
                                                          ------------    ------------
                                                          ------------    ------------
DISTRIBUTIONS
    Distributions will be made on the first
      business day following the maturity of
      each Security in a Series to holders
      of record on the business day immediately
      preceding the date of such distribution.
TRUSTEE'S ANNUAL FEE
  Per $1,000 face amount of underlying
    Securities (see Expenses and Charges) . . . . . . .   $       0.35    $       0.35
EVALUATOR'S FEE FOR EACH EVALUATION
  $.35 for each issue of underlying
    Securities.  Treating separate
    maturities as separate issues.
EVALUATION TIME
  3:30 P.M. New York Time
MANDATORY TERMINATION DATE
  January 1, 2038
MINIMUM VALUE OF FUND
  Trust Indenture may be terminated with
    respect to any Series if the value of
    that Series is less than 40% of the
    face amount of Securities.

-------------------------
+ The Indenture was signed and the initial deposit was made as of April 18, 1988.
* The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.
** The transaction charges currently applicable to the 1998 Series and the 2008 Series are .50% and 1.50% of their respective Offering Prices per 1,000 Units (.503% and 1.523%, respectively, of the net amount invested in Securities).
*** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiplying thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000 and multiplying by the number of Units.
**** Figures shown are $5.12 and $9.08 less than the Offering Price per 1,000
     Units and $.49 and $2.10 less than the Sponsor's Repurchase Price per 1,000 Units, with respect to the 1998 Series and the 2008 Series, respectively.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Independent Auditors' Report
--------------------------------------------------------------------------------

We have audited the accompanying statement of condition, including the related portfolios of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series E, as of December 31, 1996 and the related statements of operations and changes in net assets for the years ended December 31, 1996, 1995 and 1994. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series E at December 31, 1996 and the results of its operations and changes in its net assets, for the above stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Denver, Colorado

January 20, 1997

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Statement of Condition As of December 31, 1996

--------------------------------------------------------------------------------------------------------------
                                                                                       1999            2009
                                                                                      SERIES          SERIES
--------------------------------------------------------------------------------------------------------------
TRUST PROPERTY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Investment in marketable securities (see Portfolios) . . . . . . . . . . . . .       $392,073        $160,534
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              -           6,197
Accrued interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . .            176             101
                                                                                     --------        --------

 Total trust property. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        392,249         166,832
LESS LIABILITIES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            176           6,298
                                                                                     --------        --------

NET ASSETS-NOTE 2. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $392,073        $160,534
                                                                                     --------        --------
                                                                                     --------        --------

UNITS OUTSTANDING. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        450,273         359,216

UNIT VALUE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ .87075        $ .44690
                                                                                     --------        --------
                                                                                     --------        --------

See Notes to Financial Statements

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Statement of Operations
For the years ended December 31, 1996, 1995 and 1994

----------------------------------------------------------------------------------------------------------------------------
                                                                                                    1999 SERIES
                                                                                    ----------------------------------------
                                                                                       1996           1995           1994
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $     202      $     207      $     249
Accretion of original issue discount . . . . . . . . . . . . . . . . . . . . .         28,045         27,592         30,327
Trustee's fees and expenses - Note 3 . . . . . . . . . . . . . . . . . . . . .           (202)          (207)          (249)
                                                                                    ---------      ---------      ---------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         28,045         27,592         30,327

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions . . . . . . . . . . . . . . . . . . .              -          5,396            588

Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (13,985)        27,648        (53,426)
                                                                                    ---------      ---------      ---------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . .        (13,985)        33,044        (52,838)
                                                                                    ---------      ---------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $14,060        $60,636       $(22,511)
                                                                                    ---------      ---------      ---------
                                                                                    ---------      ---------      ---------

                                                                                                    2009 SERIES
                                                                                    ----------------------------------------
                                                                                       1996           1995           1994
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $     161       $    161      $     220
Accretion of original issue discount . . . . . . . . . . . . . . . . . . . . .         10,255          9,738         15,548
Trustee's fees and expenses - Note 3 . . . . . . . . . . . . . . . . . . . . .           (161)          (161)          (220)
                                                                                    ---------      ---------      ---------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,255          9,738         15,548

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions . . . . . . . . . . . . . . . . . . .              -            961          2,176

Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (15,035)        38,500        (52,410)
                                                                                    ---------      ---------      ---------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . .        (15,035)        39,461        (50,236)
                                                                                    ---------      ---------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $(4,780)       $49,199       $(34,686)
                                                                                    ---------      ---------      ---------
                                                                                    ---------      ---------      ---------

See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Statements of Changes in Net Assets
For the years ended December 31, 1996, 1995 and 1994

----------------------------------------------------------------------------------------------------------------------------
                                                                                                    1999 SERIES
                                                                                    ----------------------------------------
                                                                                       1996           1995           1994
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   28,045       $ 27,592     $  30,326
  Realized gain on securities transactions . . . . . . . . . . . . . . . . . .              -          5,396           588
  Net unrealized appreciation (depreciation) of investments. . . . . . . . . .        (13,985)        27,648       (53,425)
                                                                                    ---------      ---------      --------
  Net increase (decrease) in net assets resulting from operations. . . . . . .         14,060         60,636       (22,511)

CAPITAL SHARE
 TRANSACTIONS - Note 4
  Redemption of Units. . . . . . . . . . . . . . . . . . . . . . . . . . . . .             -         (80,186)       (8,623)
                                                                                    ---------      ---------      --------

  Net increase (decrease) in
       net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,060        (19,550)      (31,134)

  NET ASSETS:
    Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .        378,013        397,563       428,697
                                                                                    ---------      ---------      --------

    End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 392,073      $ 378,013     $ 397,563
                                                                                    ---------      ---------      --------
                                                                                    ---------      ---------      --------

                                                                                                    2009 SERIES
                                                                                    ----------------------------------------
                                                                                       1996           1995           1994
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  10,255      $   9,738      $  15,548
  Realized gain on securities transactions . . . . . . . . . . . . . . . . . .              -            961          2,176
  Net unrealized appreciation (depreciation) of investments. . . . . . . . . .        (15,035)        38,500        (52,410)
                                                                                    ---------      ---------      ---------
  Net increase (decrease) in net assets resulting from operations. . . . . . .         (4,780)        49,199        (34,686)

CAPITAL SHARE
 TRANSACTIONS - Note 4
  Redemption of Units. . . . . . . . . . . . . . . . . . . . . . . . . . . . .             -         (14,286)      (129,221)
                                                                                    ---------      ---------      --------

  Net increase (decrease) in
   net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (4,780)        34,913      (163,907)

  NET ASSETS:
    Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .        165,314        130,401       294,308
                                                                                    ---------      ---------      --------

    End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 160,534      $ 165,314     $ 130,401
                                                                                    ---------      ---------      --------
                                                                                    ---------      ---------      --------

See Notes to Financial Statements

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Notes to Financial Statements
For the years ended December 31, 1996, 1995 and 1994
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's sponsor is Oppenheimer Funds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

2.  NET CAPITAL

                                                                                                     DECEMBER 31,
                                                                                     ---------------------------------------
                                                                                        1996           1995           1994
                                                                                     ---------      ---------      ---------
1999 SERIES
-----------
Cost of 450,273, 450,273 and 555,805 Units, respectively . . . . . . . . . . .       $ 226,513      $ 226,513      $ 272,841
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,244          3,244          3,850
                                                                                     ---------      ---------      ---------

Net amount applicable to certificateholders. . . . . . . . . . . . . . . . . .         223,269        223,269        268,991
Accretion of original issue discount . . . . . . . . . . . . . . . . . . . . .         151,332        123,287        124,763
Net unrealized appreciation of investments . . . . . . . . . . . . . . . . . .          17,472         31,457          3,809
                                                                                     ---------      ---------      ---------

Net capital applicable to certificateholders . . . . . . . . . . . . . . . . .       $ 392,073      $ 378,013      $ 397,563
                                                                                     ---------      ---------      ---------
                                                                                     ---------      ---------      ---------

2009 SERIES
-----------
Cost of 359,216, 359,216 and 399,352 Units, respectively . . . . . . . . . . .      $   85,892     $   85,892       $ 94,983
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,158          6,158          6,414
                                                                                     ---------      ---------      ---------

Net amount applicable to certificateholders. . . . . . . . . . . . . . . . . .          79,734         79,734         88,569
Accretion of original issue discount . . . . . . . . . . . . . . . . . . . . .          57,301         47,046         41,798
Net unrealized appreciation of investments . . . . . . . . . . . . . . . . . .          23,499         38,534             34
                                                                                     ---------      ---------      ---------

Net capital applicable to certificateholders . . . . . . . . . . . . . . . . .       $ 160,534      $ 165,314      $ 130,401
                                                                                     ---------      ---------      ---------
                                                                                     ---------      ---------      ---------

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Notes to Financial Statements
For the years ended December 31, 1996, 1995 and 1994
--------------------------------------------------------------------------------

3.  EXPENSES

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

4.  CAPITAL SHARE TRANSACTIONS

REDEMPTION
During 1996, 1995 and 1994, the Sponsor elected to redeem Units of the Fund as follows:

                                          1996        1995        1994
                                          ----      -------     -------
    1999............................         -      105,532      12,061
    2009............................         -       40,136     403,365

The total proceeds were remitted to the Sponsor.

5.  INCOME TAXES

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1996, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6.  DISTRIBUTIONS

It is anticipated that each Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Portfolios as of December 31, 1996

------------------------------------------------------------------------------------------------------------------------------
SERIES NO. AND                                              COUPON                        FACE        ADJUSTED
TITLE OF SECURITIES                                         RATES      MATURITIES        AMOUNT         COST          VALUE(*)
------------------------------------------------------------------------------------------------------------------------------
1999 SERIES
-----------
 Stripped Treasury Securities. . . . . . . . . . . .            0%       5-15-99        $448,000      $372,172        $389,669
 U.S. Treasury Notes . . . . . . . . . . . . . . . .        8.875%       2-15-99           2,273         2,429           2,404
                                                                                        --------      --------        --------

    Total. . . . . . . . . . . . . . . . . . . . . .                                    $450,273      $374,601        $392,073
                                                                                        --------      --------        --------
                                                                                        --------      --------        --------

2009 SERIES
-----------

 Stripped Treasury Securities. . . . . . . . . . . .            0%      05-15-09        $358,000      $134,533        $158,648
 U.S. Treasury Notes . . . . . . . . . . . . . . . .        13.25%      05-15-14           1,216         2,502           1,886
                                                                                        --------      --------        --------

    Total. . . . . . . . . . . . . . . . . . . . . .                                    $359,216      $137,035        $160,534
                                                                                        --------      --------        --------
                                                                                        --------      --------        --------

-------------------
(*) The aggregate values based on offering side evaluations at December 31, 1996 were as follows:

                      SERIES                                 AMOUNT
                      ------                                --------
                      1999  . . . . . . . . . . . . . . .   $392,433
                      2009  . . . . . . . . . . . . . . .    161,296

See Notes to Financial Statements.

INVESTMENT SUMMARY OF SERIES E+
As of December 31, 1996

------------------------------------------------------------------------------------------------------------------------------
SERIES E IS A SERIES UNIT INVESTMENT TRUST CONSISTING OF TWO SEPARATE SERIES, EACH WITH ITS OWN PORTFOLIO.  THESE ARE THE 1999
SERIES AND 2009 SERIES, DESIGNATED FOR THE MATURITIES OF THEIR UNDERLYING PORTFOLIOS (SEE PORTFOLIOS HEREIN).

                                                                                                  1999               2009
                                                                                                 SERIES             SERIES
------------------------------------------------------------------------------------------------------------------------------
FACE AMOUNT OF SECURITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $  450,273         $  359,216
NUMBER OF UNITS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          450,273            359,216
FRACTIONAL UNDIVIDED INTEREST IN FUND REPRESENTED BY EACH UNIT . . . . . . . . . . . . .        1/450,273rd        1/359,216th
OFFERING PRICE PER 1,000 UNITS***
 Aggregate offering side evaluation of Securities in Fund* . . . . . . . . . . . . . . .       $  392,433         $  161,296
                                                                                               ----------         ----------

 Divided by number of Units times 1,000. . . . . . . . . . . . . . . . . . . . . . . . .       $   871.54         $   449.02
 Plus the applicable transaction charge**. . . . . . . . . . . . . . . . . . . . . . . .             6.54               7.86
                                                                                               ----------         ----------

 Offering Price per 1,000 Units. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $   878.08         $   456.88
                                                                                               ----------         ----------
                                                                                               ----------         ----------

SPONSOR'S REPURCHASE PRICE PER 1,000 UNITS (BASED ON OFFERING SIDE EVALUATION
 OF UNDERLYING SECURITIES) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $   871.54         $   449.02
REDEMPTION PRICE PER 1,000 UNITS (BASED ON BID SIDE EVALUATION OF UNDERLYING
 SECURITIES)**** . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $   870.75         $   446.90
CALCULATION OF ESTIMATED NET ANNUAL INTEREST INCOME PER 1,000 UNITS RECEIVED
 IN CASH BY THE FUND
 Gross annual income per 1,000 Units . . . . . . . . . . . . . . . . . . . . . . . . . .       $     0.45         $     0.45
 Less estimated annual expense per 1,000 Units . . . . . . . . . . . . . . . . . . . . .             0.45               0.45
                                                                                               ----------         ----------

 Net annual income per 1,000 Units . . . . . . . . . . . . . . . . . . . . . . . . . . .       $     0.00         $     0.00
                                                                                               ----------         ----------
                                                                                               ----------         ----------
DISTRIBUTIONS
 Distributions will be made on the first business day following the maturity of each Security in a Series to holders of record on the business day immediately preceding the date of such distribution.
TRUSTEE'S ANNUAL FEE
 Per $1,000 face amount of underlying Securities (see Expenses and Charges). . . . . . .       $     0.35         $     0.35
EVALUATOR'S FEE FOR EACH EVALUATION
 $.35 for each issue of underlying Securities.
 Treating separate maturities as separate issues.
EVALUATION TIME
 3:30 P.M. New York Time
MANDATORY TERMINATION DATE
 January 1, 2039
MINIMUM VALUE OF FUND
 Trust Indenture may be terminated with respect to any Series if the value of that Series is less than 40% of the face amount of Securities.

---------------------
+     The Indenture was signed and the initial deposit was made as of April
      17, 1989.
* The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.
** The transaction charges currently applicable to the 1999 Series and the 2009 Series are .75% and 1.75% of their respective Offering Prices per 1,000 Units (.756% and 1.781%, respectively, of the net amount invested in Securities).
*** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000 and multiplying by the number of Units.
**** Figures shown are $7.33 and $9.98 less than the Offering Price per 1,000 Units and $.79 and $2.12 less than the Sponsor's Repurchase Price per 1,000 Units, with respect to the 1999 Series and the 2009 Series, respectively.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Independent Auditors' Report
------------------------------------------------------------------------------

We have audited the accompanying statement of condition, including the related portfolio of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series F, as of December 31, 1996 and the related statement of operations and changes in net assets for the years ended December 31, 1996, 1995 and 1994. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series F at December 31, 1996 and the results of its operations and changes in its net assets, for the above stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Denver, Colorado

January 20, 1997

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Statement of Condition as of December 31, 1996
-------------------------------------------------------------------------------
                                                                         2010
                                                                        SERIES
-------------------------------------------------------------------------------
TRUST PROPERTY
Investment in marketable securities (see Portfolio)..............   $  964,864
Cash.............................................................        5,366
Accrued interest receivable......................................          893
                                                                    ----------
    Total trust property.........................................      971,123

LESS LIABILITIES.................................................        6,259
                                                                    ----------
NET ASSETS - Note 2..............................................   $  964,864
                                                                    ----------
                                                                    ----------
UNITS OUTSTANDING................................................    2,277,690
                                                                    ----------
                                                                    ----------
UNIT VALUE.......................................................   $   .42362
                                                                    ----------
                                                                    ----------

See Notes to Financial Statements

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Statement of Operations
For the Years Ended December 31, 1996, 1995 and 1994

-----------------------------------------------------------------------------------------
                                                                      2010
                                                                     SERIES
-----------------------------------------------------------------------------------------
                                                          1996        1995        1994
                                                        --------    --------    ---------
INVESTMENT INCOME:
Interest Income......................................   $  1,021    $    972    $     667
Accretion of original issue discount.................     61,079      45,398       34,853
Trustee's fees and expenses - Note 3.................     (1,021)       (972)        (667)
                                                        --------    --------    ---------
Net investment income................................     61,079      45,398       34,853

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions.............          -       7,439       13,974

Net change in unrealized appreciation
     of investments..................................    (91,994)    179,203     (114,358)
                                                        --------    --------    ---------
Net gain (loss) on investments.......................    (91,994)    186,642     (100,384)
                                                        --------    --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS.................................   $(30,915)   $232,040    $ (65,531)
                                                        --------    --------    ---------
                                                        --------    --------    ---------

See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Statement of Changes in Net Assets
For the Years Ended December 31, 1996, 1995 and 1994

--------------------------------------------------------------------------------
                                                              2010
                                                             SERIES
--------------------------------------------------------------------------------
                                                   1996       1995       1994
                                                 --------   --------   ---------
OPERATIONS
  Net investment income.......................   $ 61,079   $ 45,398   $  34,853
  Realized gain on securities transactions....          -      7,439      13,974
  Net unrealized appreciation (depreciation)
   of investments.............................    (91,994)   179,203    (114,358)
                                                 --------   --------   ---------
  Net increase (decrease) in net assets
   resulting from operations..................    (30,915)   232,040     (65,531)

CAPITAL SHARE
  TRANSACTIONS - Note 4
    Issuance of Units.........................          -    393,549           -
    Redemption of Units.......................          -    (74,072)   (104,416)
                                                 --------   --------   ---------
    Net increase (decrease) in net assets.....    (30,915)   551,517    (169,947)

    NET ASSETS:
      Beginning of period.....................    995,779    444,262     614,209
                                                 --------   --------   ---------
      End of period...........................   $964,864   $995,779   $ 444,262
                                                 --------   --------   ---------
                                                 --------   --------   ---------

See Notes to Financial Statements

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Notes to Financial Statements
For the Years Ended December 31, 1996, 1995 and 1994
-------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's sponsor is Oppenheimer Funds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities have been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

2.  NET CAPITAL

                                                                 DECEMBER 31,
                                                        ------------------------------
                                                          1996       1995       1994
                                                        --------   --------   --------
2010 SERIES
Cost of 2,277,690, 2,277,690 and 1,451,539 Units,
 respectively........................................   $699,696   $699,696   $352,736
Less sales charge....................................     13,503     13,503      7,819
                                                        --------   --------   --------
Net amount applicable to certificateholders..........    686,193    686,193    344,917
Accretion of original issue discount.................    176,696    115,617     84,579
Net unrealized appreciation of investments...........    101,975    193,969     14,766
                                                        --------   --------   --------
Net capital applicable to certificateholders.........   $964,864   $995,779   $444,262
                                                        --------   --------   --------
                                                        --------   --------   --------

3.  EXPENSES

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

4.  CAPITAL SHARE TRANSACTIONS

ISSUANCE

Additional Units were issued by the Fund during the periods ended December 31, 1996, 1995 and 1994, as follows:

                                       1996       1995       1994
                                     --------   ---------   ------
         2010.....................       -      1,046,994      -

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Notes to Financial Statements
For the Years Ended December 31, 1996, 1995 and 1994
-------------------------------------------------------------------------------

REDEMPTIONS

During 1996, 1995 and 1994, the Sponsor elected to redeem Units of the Fund, as follows:

                                    1996      1995      1994
                                  -------   -------   -------
2010...........................       -     220,843   325,241

The total proceeds were remitted to the Sponsor.

5.  INCOME TAXES

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1996, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6.  DISTRIBUTIONS

It is anticipated that the Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Portfolio as of December 31, 1996

------------------------------------------------------------------------------------------------
Series No. and                        Coupon                       Face      Adjusted
Title of Securities                    Rates      Maturities      Amount       Cost     Value(*)
------------------------------------------------------------------------------------------------
2010 Series
-----------
   Stripped Treasury Securities.....      0%       2-15-10      $2,269,000   $850,250   $953,320
   U.S. Treasury Notes..............  11.75%       2-15-10           8,690     12,639     11,544
                                                                ----------   --------   --------
      Total.........................                            $2,277,690   $862,889   $964,864
                                                                ----------   --------   --------
                                                                ----------   --------   --------

-------------------
(*) The aggregate values based on offering side evaluations at December 31, 1996 were as follows:

              Series                                      Amount
              ------                                     --------
              2010....................................   $969,724

See Notes to Financial Statements.

INVESTMENT SUMMARY OF SERIES F+
As of December 31, 1996
------------------------------------------------------------------------------
Series F is a series unit investment trust consisting of the 2010 Series designated for the maturity of its underlying Portfolio (see Portfolio herein).

                                                                         2010
                                                                        SERIES
------------------------------------------------------------------------------
FACE AMOUNT OF SECURITIES.....................................  $    2,277,690
NUMBER OF UNITS...............................................       2,277,690
FRACTIONAL UNDIVIDED INTEREST IN FUND REPRESENTED
  BY EACH UNIT................................................  1/2,277,690 TH
OFFERING PRICE PER 1,000 UNITS***
   Aggregate offering side evaluation of Securities in Fund*..  $      969,724
                                                                --------------
   Divided by number of units times 1,000.....................  $       425.75
   Plus the applicable transaction charges**..................            7.45
                                                                --------------
   Offering price per 1,000 units.............................  $       433.20
                                                                --------------
                                                                --------------
SPONSOR'S REPURCHASE PRICE PER 1,000 UNITS (BASED ON OFFERING
  SIDE EVALUATION OF UNDERLYING SECURITIES)...................  $       425.75
REDEMPTION PRICE PER 1,000 UNITS (BASED ON BID SIDE
  EVALUATION OF UNDERLYING SECURITIES)****....................  $       423.62
CALCULATION OF ESTIMATED NET ANNUAL INTEREST INCOME PER
  1,000 UNITS RECEIVED IN CASH BY THE FUND
   Gross annual income per 1,000 Units........................  $         0.45
   Less estimated annual expenses per 1,000 units.............            0.45
                                                                --------------
   Net annual income per 1,000 Units..........................  $          0.0
                                                                --------------
                                                                --------------
DISTRIBUTIONS
   Distributions will be made on the first business day following the maturity of each Security in a Series to holders of record on the business day immediately preceding the date of such distribution.

TRUSTEE'S ANNUAL FEE
   Per $1,000 face amount of underlying Securities (see
     Expenses and Charges)....................................  $         0.35
EVALUATOR'S FEE FOR EACH EVALUATION
   $.35 for each issue of underlying Securities. Treating
     separate maturities as separate issues.
EVALUATION TIME
   3:30 p.m. New York Time
MANDATORY TERMINATION DATE
   January 1, 2040
MINIMUM VALUE OF FUND
   Trust Indenture may be terminated with respect to the
     Series if the value is less than 40% of the face amount
     of the Securities.
-------------------
+ The Indenture was signed and the initial deposit was made as of April 24, 1990.
* The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.
** The transaction charge currently applicable to the 2010 Series is 1.75% of its respective Offering Price per 1,000 Units (1.781% of the net amount invested in Securities).
*** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assumes a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000, and multiplying by the number of Units.
**** Figures shown are $9.58 less than the Offering Price per 1,000 Units and $2.13 less than the Sponsor's Repurchase Price per 1,000 Units.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST
Series A, B, C, D, E and F
-----------------------------------------------------------------------------

SPONSOR
OPPENHEIMERFUNDS DISTRIBUTOR, INC.
Two World Trade Center
New York, New York 10048

TRUSTEE
THE CHASE MANHATTAN BANK, N.A.
770 Broadway, 6th Floor
New York, New York 10003

EVALUATOR
INTERACTIVE DATA
Suite 501
350 South Figueroa
Los Angeles, California 90071

AUDITORS
DELOITTE & TOUCHE LLP
The Anaconda Tower
555 Seventeenth Street
Suite 3600
Denver, Colorado 80202-3942